Reversal of (provision for) Impairment Losses due to Credit Loss	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Reversal of (provision for) Impairment Losses due to Credit Loss
35. REVERSAL OF (PROVISION FOR) IMPAIRMENT LOSSES DUE TO CREDIT LOSS
Reversal of (provision for) impairment losses due to credit loss are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Provision for impairment loss due to credit loss on financial assets at FVTOCI	827	(16,542)	(8,868)
Reversal of (provision for) impairment loss due to credit loss on securities at amortized cost	(3,151)	(5,549)	3,287
Provision for impairment loss due to credit loss on loan and other financial assets at amortized cost	(881,668)	(1,839,987)	(1,715,074)
Reversal of provision for guarantee (Provision for guarantee)	(7,611)	(3,555)	5,250
Provision for unused loan commitment	6,332	(29,283)	(890)

Total	(885,271)	(1,894,916)	(1,716,295)